Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of present assets and liabilities information for the company operating segments

As of December 31, 2024	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Adjustments and eliminations	Total

Total assets	8,393,185	274,318	170,624	8,838,127	(8,588)	8,829,539
Current assets	1,443,566	71,893	82,913	1,598,372	(8,588)	1,589,784
Non-current assets	6,949,619	202,425	87,711	7,239,755	-	7,239,755

Total liabilities and equity	8,393,185	274,318	170,624	8,838,127	(8,588)	8,829,539
Current liabilities	884,705	188,489	75,589	1,148,783	(8,588)	1,140,195
Non-current liabilities	3,279,846	75,619	23,296	3,378,761	-	3,378,761
Equity	4,228,634	10,210	71,739	4,310,583	-	4,310,583

Other disclosures
Investments in associate (i)	54,442	-	-	54,442	-	54,442
Capital expenditures (ii)	301,368	53,162	38,085	392,615	-	392,615
(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.
As of December 31, 2023	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Adjustments and eliminations	Total

Total assets	7,104,154	336,908	154,636	7,595,698	(11,217)	7,584,481
Current assets	1,001,156	155,511	58,056	1,214,723	(11,217)	1,203,506
Non-current assets	6,102,998	181,397	96,580	6,380,975	-	6,380,975

Total liabilities and equity	7,104,154	336,908	154,636	7,595,698	(11,217)	7,584,481
Current liabilities	787,658	221,002	61,124	1,069,784	(11,217)	1,058,567
Non-current liabilities	2,783,855	73,960	25,087	2,882,902	-	2,882,902
Equity	3,532,641	41,946	68,425	3,643,012	-	3,643,012

Other disclosures
Investments in associate (i)	51,834	-	-	51,834	-	51,834
Capital expenditures (ii)	139,361	15,178	63,889	218,428	-	218,428

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

Schedule of statements of income for the company’s operating segments

December 31, 2024	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,895,692	251,636	157,001	3,304,329	-	3,304,329
Inter-segment	-	3,802	4,786	8,588	(8,588)	-
Revenue	2,895,692	255,438	161,787	3,312,917	(8,588)	3,304,329
Cost of services	(1,086,081)	(96,180)	(41,930)	(1,224,191)	8,588	(1,215,603)
Gross profit	1,809,611	159,258	119,857	2,088,726	-	2,088,726
SG&A expenses						(1,069,321)
Other expenses, net						(7,292)
Operating income						1,012,113
Finance income						111,283
Finance expenses						(458,742)
Share of income of associate						11,737
Income before income taxes						676,391
Income taxes expenses						(27,471)
Net income						648,920
December 31, 2023	Undergrad	Continuing education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,511,018	227,181	137,714	2,875,913	-	2,875,913
Inter-segment	-	8,649	2,568	11,217	(11,217)	-
Revenue	2,511,018	235,830	140,282	2,887,130	(11,217)	2,875,913
Cost of services	(997,973)	(91,915)	(31,142)	(1,121,030)	11,217	(1,109,813)
Gross profit	1,513,045	143,915	109,140	1,766,100	-	1,766,100
SG&A expenses						(1,014,684)
Other income, net						15,645
Operating income						767,061
Finance income						110,642
Finance expenses						(457,616)
Share of income of associate						9,495
Income before income taxes						429,582
Income taxes expenses						(24,166)
Net income						405,416

December 31, 2022	Undergrad	Continuing Education	Medical practice solutions	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,037,889	178,186	112,982	2,329,057	-	2,329,057
Inter-segment	-	5,158	2,464	7,622	(7,622)	-
Revenue	2,037,889	183,344	115,446	2,336,679	(7,622)	2,329,057
Cost of services	(763,185)	(77,422)	(26,567)	(867,174)	7,622	(859,552)
Gross profit	1,274,704	105,922	88,879	1,469,505	-	1,469,505
SG&A expenses						(798,153)
Other expenses, net						(7,252)
Operating income						664,100
Finance income						102,042
Finance expenses						(349,893)
Share of income of associate						12,184
Income before income taxes						428,433
Income taxes expenses						(35,677)
Net income						392,756